Post-employment benefits	9 Months Ended
Jul. 31, 2026
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Post-employment benefits
Note 9. Post-employment benefits
The following tables provide details on the post-employment benefit expense recognized in the interim consolidated statement of income and on the remeasurements recognized in the interim consolidated statement of comprehensive income:
Defined benefit plan expense

	For the three months ended						For the nine months ended
$ millions	2026 Jul. 31	2026 Apr. 30	2025 Jul. 31	2026 Jul. 31	2026 Apr. 30	2025 Jul. 31	2026 Jul. 31	2025 Jul. 31	2026 Jul. 31	2025 Jul. 31
		Pension plans		Other post-employment plans			Pension plans		Other post-employment plans
Current service cost	$64	$64	$56	$1	$1	$2	$192	$170	$3	$4
Net interest (income) expense	(23)	(23)	(17)	5	5	5	(70)	(57)	15	15
Interest expense on effect of asset ceiling	1	1	–	–	–	–	3	2	–	–
Plan administration costs	2	2	1	–	–	–	6	5	–	–
Net defined benefit plan expense recognized in net income	$44	$44	$40	$6	$6	$7	$131	$120	$18	$19
Defined contribution plan expense

	For the three months ended			For the nine months ended
$ millions	2026 Jul. 31	2026 Apr. 30	2025 Jul. 31	2026 Jul. 31	2025 Jul. 31
Defined contribution pension plans	$21	$21	$20	$58	$63
Government pension plans (1)	64	64	57	189	171
Total	$85	$85	$77	$247	$234
(1)	Includes Canada Pension Plan, Quebec Pension Plan, and U.S. Federal Insurance Contributions Act.
Remeasurement of employee defined benefit plans
(1)

	For the three months ended						For the nine months ended
$ millions	2026 Jul. 31	2026 Apr. 30	2025 Jul. 31	2026 Jul. 31	2026 Apr. 30	2025 Jul. 31	2026 Jul. 31	2025 Jul. 31	2026 Jul. 31	2025 Jul. 31
		Pension plans		Other post-employment plans			Pension plans		Other post-employment plans
Net actuarial gains (losses) on defined benefit obligations	$162	$149	$68	$6	$6	$4	$464	$162	$18	$5
Net actuarial gains (losses) on plan assets	30	29	3	–	–	–	(58)	(132)	–	–
Changes in asset ceiling excluding interest income	(1)	–	–	–	–	–	–	1	–	–
Net remeasurement gains (losses) recognized in OCI	$191	$178	$71	$6	$6	$4	$406	$31	$18	$5
(1)
The Canadian post-employment defined benefit plans are remeasured on a quarterly basis for changes in the discount rate and for actual asset returns. All other Canadian plans’ actuarial assumptions and foreign plans’ actuarial assumptions are updated at least annually.